Cover	6 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42683
Entity Registrant Name	Julong Holding Limited
Entity Central Index Key	0002007846
Entity Address, Address Line One	Room 2009, Building A
Entity Address, Address Line Two	Times Fortune World
Entity Address, Address Line Three	No.1 Hangfeng Road, Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100070